Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Guggenheim Variable Funds Trust
Entity Central Index Key	0000217087
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000027865
Shareholder Report [Line Items]
Fund Name	Series E (Total Return Bond Series)
Class Name	Variable Annuity
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Series E (Total Return Bond Series) for the period from January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Variable Annuity	$38	0.76%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Expenses Paid, Amount	$ 38
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last six months?

Positive contributors to relative returns included the fund’s carry (or income) advantage, sector positioning, and security selection, with carry the largest contributor to both absolute and relative performance. Security selection within investment-grade credit contributed most of the positive spread performance, with spread tightening in non-agency residential mortgage-backed securities and asset backed securities also contributing positively. Duration detracted from both absolute and relative returns, as rates rose notably following March’s Strait of Hormuz closure and the fund’s duration was modestly overweight versus the Bloomberg U.S. Aggregate Bond Index.

Line Graph [Table Text Block]
Table Summary
	Series E (Total Return Bond Series)	Bloomberg U.S. Aggregate Bond Index
6/30/16	$10,000	$10,000
6/30/17	$10,608	$9,969
6/30/18	$10,947	$9,929
6/30/19	$11,393	$10,710
6/30/20	$12,447	$11,646
6/30/21	$13,045	$11,607
6/30/22	$11,306	$10,413
6/30/23	$11,300	$10,315
6/30/24	$11,766	$10,587
6/30/25	$12,613	$11,230
6/30/26	$13,134	$11,656

AssetsNet	$ 195,537,117
Holdings Count | Holding	701
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of June 30, 2026 Net Assets$195,537,117 Total Number of Portfolio Holdings701 Portfolio Turnover Rate36%
Holdings [Text Block]

Portfolio Composition by Quality RatingFootnote Reference(1) (% of Total Investments) as of June 30, 2026

Table Summary
AAA	11.9%
AA	26.5%
A	14.0%
BBB	13.7%
BB	4.2%
B	1.2%
CCC	0.6%
CC	0.4%
C	0.1%
NRFootnote Reference(a)	2.7%
Other Investments	24.7%

Holdings DiversificationFootnote Reference(3) (% of Net Assets) as of June 30, 2026

Table Summary
Value	Value
Other	6.3%
Centrally Cleared Interest Rate Swap Agreements Receive	-2.7%
Centrally Cleared Interest Rate Swap Agreements Pay	7.8%
U.S. Government Securities	9.8%
Interest Rate Futures Contracts Purchased	13.9%
Asset-Backed Securities	16.4%
Corporate Bonds	22.2%
Exchange-Traded Funds	27.9%
Collateralized Mortgage Obligations	29.3%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference(2) (% of Net Assets) as of June 30, 2026

Table Summary
Guggenheim Securitized Income ETF	27.9%
Uniform MBS 30 Year 3.00% due 08/15/56	5.6%
Uniform MBS 30 Year 5.50% due 08/01/56	3.0%
U.S. Treasury Inflation Indexed Bonds 1.25% due 04/15/31	2.9%
Uniform MBS 30 Year 2.50% due 08/15/56	1.8%
Uniform MBS 30 Year 5.00% due 08/01/56	1.6%
U.S. Treasury Bonds due 05/15/55	1.5%
U.S. Treasury Inflation Indexed Bonds 2.13% due 01/15/35	1.4%
U.S. Treasury Inflation Indexed Bonds 1.88% due 07/15/35	1.2%
Freddie Mac 5.50% due 02/01/56	0.8%
Total	47.7%

Material Fund Change [Text Block]
C000125779
Shareholder Report [Line Items]
Fund Name	Series F (Floating Rate Strategies Series)
Class Name	Variable Annuity
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Series F (Floating Rate Strategies Series) for the period from January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Variable Annuity	$55	1.10%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Expenses Paid, Amount	$ 55
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last six months?

Absolute returns for the syndicated bank loan asset class and the fund were coupon-driven during the period. Bank loan prices broadly moved lower, dragged down by the technology sector. The fund continues to be positioned up in quality and up in liquidity. The fund outperformed its secondary index, the S&P UBS Leveraged Loan Index, over the period. Credit selection in the technology sector was strong, with the fund’s tech exposure returning 0.31% versus the Index’s -3.35%, while an underweight further aided performance as tech materially lagged the secondary index.  Healthcare restructurings were also a material driver, crystallizing gains versus prior marks.

Line Graph [Table Text Block]
Table Summary
	Series F (Floating Rate Strategies Series)	Bloomberg U.S. Aggregate Bond Index	S&P UBS Leveraged Loan Index
6/30/16	$10,000	$10,000	$10,000
6/30/17	$10,645	$9,969	$10,749
6/30/18	$10,968	$9,929	$11,251
6/30/19	$11,276	$10,710	$11,718
6/30/20	$10,950	$11,646	$11,452
6/30/21	$11,755	$11,607	$12,788
6/30/22	$11,285	$10,413	$12,446
6/30/23	$12,441	$10,315	$13,703
6/30/24	$13,495	$10,587	$15,216
6/30/25	$14,261	$11,230	$16,357
6/30/26	$14,721	$11,656	$17,059

AssetsNet	$ 42,711,719
Holdings Count | Holding	278
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of June 30, 2026 Net Assets$42,711,719 Total Number of Portfolio Holdings278 Portfolio Turnover Rate24%
Holdings [Text Block]

Portfolio Composition by Quality RatingFootnote Reference(1) (% of Total Investments) as of June 30, 2026

Table Summary
AAA	0.5%
BBB	11.1%
BB	36.2%
B	41.8%
CCC	1.8%
NRFootnote Reference(a)	8.6%

Holdings DiversificationFootnote Reference(3) (% of Net Assets) as of June 30, 2026

Table Summary
Value	Value
Other	2.6%
Corporate Bonds	3.3%
Mutual Funds	5.3%
Senior Floating Rate Interests	86.9%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference(2) (% of Net Assets) as of June 30, 2026

Table Summary
Guggenheim Floating Rate Strategies Fund — Institutional Shares	5.3%
Guggenheim Securitized Income ETF	2.0%
AI Aqua Merger Sub, Inc. 6.12% (3 Month Term SOFR + 2.50%, Rate Floor: 0.50%) due 07/31/28	1.2%
Blackhawk Network Holdings, Inc. 7.14% (1 Month Term SOFR + 3.50%, Rate Floor: 1.00%) due 03/12/29	1.1%
PetSmart LLC 7.65% (1 Month Term SOFR + 4.00%) due 08/18/32	1.1%
Ascend Learning LLC 6.64% (1 Month Term SOFR + 3.00%, Rate Floor: 0.50%) due 12/11/28	1.1%
Boxer Parent Co., Inc. 6.42% (3 Month Term SOFR + 2.75%) due 07/30/31	1.0%
Flutter Financing BV 5.48% (3 Month Term SOFR + 1.75%, Rate Floor: 0.50%) due 11/30/30	1.0%
AS Mileage Plan IP Ltd. 5.43% (3 Month Term SOFR + 1.75%) due 10/15/31	0.9%
DS Admiral Bidco LLC 7.98% (3 Month Term SOFR + 4.25%) due 06/26/31	0.9%
Total	15.6%

Material Fund Change [Text Block]
C000027854
Shareholder Report [Line Items]
Fund Name	Series P (High Yield Series)
Class Name	Variable Annuity
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Series P (High Yield Series) for the period from January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Variable Annuity	$51	1.03%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Expenses Paid, Amount	$ 51
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last six months?

During the period, the high yield market clipped its coupon as credit spreads were largely flat, with gains partially offset by higher rates. The primary contributor to the fund's performance was strong credit selection in capital goods, where the fund avoided several issuers pressured by the housing cycle. The primary detractor was weaker performance in technology, driven by certain issuers experiencing idiosyncratic credit stress.

Line Graph [Table Text Block]
Table Summary
	Series P (High Yield Series)	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Corporate High Yield Index
6/30/16	$10,000	$10,000	$10,000
6/30/17	$11,306	$9,969	$11,270
6/30/18	$11,486	$9,929	$11,565
6/30/19	$12,001	$10,710	$12,430
6/30/20	$11,676	$11,646	$12,434
6/30/21	$13,425	$11,607	$14,345
6/30/22	$11,945	$10,413	$12,507
6/30/23	$12,915	$10,315	$13,640
6/30/24	$14,186	$10,587	$15,064
6/30/25	$15,528	$11,230	$16,613
6/30/26	$16,058	$11,656	$17,595

AssetsNet	$ 25,957,470
Holdings Count | Holding	287
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of June 30, 2026 Net Assets$25,957,470 Total Number of Portfolio Holdings287 Portfolio Turnover Rate19%
Holdings [Text Block]

Portfolio Composition by Quality RatingFootnote Reference(1) (% of Total Investments) as of June 30, 2026

Table Summary
AAA	2.6%
BBB	8.0%
BB	55.4%
B	24.0%
CCC	7.2%
NRFootnote Reference(a)	2.8%

Holdings DiversificationFootnote Reference(3) (% of Net Assets) as of June 30, 2026

Table Summary
Value	Value
Other	8.3%
Corporate Bonds	88.4%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference(2) (% of Net Assets) as of June 30, 2026

Table Summary
Guggenheim Securitized Income ETF	2.0%
CPI CG, Inc. 10.00% due 07/15/29	1.0%
PetSmart LLC / PetSmart Finance Corp. 7.50% due 09/15/32	1.0%
Nassau Companies of New York 7.88% due 07/15/30	0.8%
Bausch Health Companies, Inc. 4.88% due 06/01/28	0.8%
Albion Financing 1 SARL / Aggreko Holdings, Inc. 7.00% due 05/21/30	0.8%
Allwyn Entertainment Financing UK plc 7.88% due 04/30/29	0.8%
Trinity Industries, Inc. 7.75% due 07/15/28	0.8%
TransMontaigne Partners LLC 8.50% due 06/15/30	0.8%
Alumina Pty Ltd. 6.38% due 09/15/32	0.8%
Total	9.6%

Material Fund Change [Text Block]